Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 111,738	$ 177,702
Short-term investments	0	139,700
Accounts receivable	5,710	10,289
Inventories	42,254	30,955
Income tax receivable	500	0
Other current assets	39,285	33,781
Total current assets	199,487	392,427
Non-Current
Mineral properties, plant and equipment	1,251,998	755,274
Exploration and evaluation assets	29,936	15,686
Deferred income tax assets	1,315	0
Deposits and other non-current assets	28,952	24,689
Total non-current assets	1,312,201	795,649
Total Assets	1,511,688	1,188,076
Current
Accounts payable and accrued liabilities	120,704	84,603
Current portion of loans and borrowings	20,381	15,703
Current portion of deferred revenue	17,159	16,580
Income taxes payable	3,997	5,435
Current portion of derivatives	563	577
Current portion of lease liabilities	10,996	6,223
Total current liabilities	173,800	129,121
Non-Current
Loans and borrowings	405,852	402,354
Deferred revenue	58,390	69,476
Provision for rehabilitation and closure costs	26,687	22,172
Deferred income tax liabilities	10,863	6,229
Lease liabilities	8,607	4,740
Other non-current liabilities	18,158	11,819
Total non-current liabilities	528,557	516,790
Total Liabilities	702,357	645,911
SHAREHOLDERS’ EQUITY
Share capital	271,336	148,055
Equity reserves	(16,616)	(66,189)
Retained earnings	549,530	456,726
Equity attributable to owners of the Company	804,250	538,592
Non-controlling interests	5,081	3,573
Total shareholders' equity	809,331	542,165
Total Liabilities and Equity	$ 1,511,688	$ 1,188,076